MINERAL RIGHTS AND PROPERTIES	12 Months Ended
Mar. 31, 2018
Disclosure of mineral rights and properties [Abstract]
MINERAL RIGHTS AND PROPERTIES
8.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	XHP	RZY	Total
Balance as at April 1, 2016	$232,127	$64,815	$109,478	$21,257	$179	$427,856
Capitalized expenditures	18,058	-	714	-	-	18,772
Mine right fee	1,337	-	-	-	-	1,337
Environmental rehabiliation	(1,448)	(101)	(57)	-	-	(1,606)
Foreign currecy translation impact	(15,227)	(968)	(6,933)	(1,351)	(5)	(24,484)
Balance as at March 31, 2017	$234,847	$63,746	$103,202	$19,906	$174	$421,875
Capitalized expenditures	20,125	14	323	231	-	20,693
Environmental rehabiliation	(589)	(52)	(36)	(17)	-	(694)
Foreign currecy translation impact	23,351	1,346	9,755	1,904	6	36,362
Ending balance as at March 31, 2018	$277,734	$65,054	$113,244	$22,024	$180	$478,236

Impairment and accumulated depletion
Balance as at April 1, 2016	$(55,524)	$(57,386)	$(77,609)	$(21,257)	$-	$(211,776)
Impairment loss	-	-	-	-	(181)	(181)
Depletion	(12,457)	-	(1,869)	-	-	(14,326)
Foreign currecy translation impact	3,824	495	4,931	1,351	7	10,608
Balance as at March 31, 2017	$(64,157)	$(56,891)	$(74,547)	$(19,906)	$(174)	$(215,675)
Depletion	(12,196)	-	(1,837)	-	-	(14,033)
Foreign currecy translation impact	(6,746)	(693)	(7,111)	(1,892)	(6)	(16,448)
Ending balance as at March 31, 2018	$(83,099)	$(57,584)	$(83,495)	$(21,798)	$(180)	$(246,156)

Carrying amounts
Balance as at March 31, 2017	$170,690	$6,855	$28,655	$-	$-	$206,200
Ending balance as at March 31, 2018	$194,635	$7,470	$29,749	$226	$-	$232,080

On June 16, 2016, the Company paid a mine right fee of $1,337 (RMB ¥8.7 million) to the Chinese government as part of its requirement to renew the mining permit for its TLP and LM mine (part of the Ying Mining District).